LOANS AND PAYMENT PLAN RECEIVABLES, Purchase Credit Impaired ("PCI") Loans (Details) - TCSB Bancorp, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	$ 2,285	$ 2,513
Allowance for loan losses	0	0
Carrying amount, net of allowance for loan losses	2,285	2,513
Accretable yield of PCI loans, or income expected to be collected [Roll Forward]
Balance at beginning of period	462	0
New loans purchased	0	568
Accretion of income	(187)	(106)
Reclassification from (to) nonaccretable difference	365	0
Disposals/other adjustments	0	0
Balance at end of period	640	462
Commercial [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	1,394	1,609
Mortgage [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	575	555
Installment [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	$ 316	$ 349